Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	$ 52,908	$ 65,682
Fair value derivative assets, netting	(31,430)	(39,836)
Net amounts in consolidated balance sheet, assets	21,478	25,846
Fair value of derivative liabilities, gross	45,956	58,065
Fair value derivative liabilities, netting	(36,532)	(41,556)
Net amounts in consolidated balance sheet, liabilities	9,424	16,509
Designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	2,493	4,593
Fair value of derivative liabilities, gross	996	1,396
Designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	153,993	184,090
Fair value derivative assets, gross	2,212	3,212
Fair value of derivative liabilities, gross	327	789
Designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	24,949	47,331
Fair value derivative assets, gross	281	1,381
Fair value of derivative liabilities, gross	669	607
Not designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	50,415	61,089
Fair value of derivative liabilities, gross	44,960	56,669
Economic hedges [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	1,935	2,066
Fair value of derivative liabilities, gross	1,323	2,349
Economic hedges [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	142,234	261,159
Fair value derivative assets, gross	40	341
Fair value of derivative liabilities, gross	41	344
Economic hedges [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	26,263	25,997
Fair value derivative assets, gross	1,493	1,363
Fair value of derivative liabilities, gross	1,194	490
Economic hedges [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	28,192	47,106
Fair value derivative assets, gross	395	331
Fair value of derivative liabilities, gross	88	1,515
Economic hedges [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	290	73
Fair value derivative assets, gross	7	31
Fair value of derivative liabilities, gross	0	0
Customer accommodation trading and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	48,480	59,023
Fair value of derivative liabilities, gross	43,637	54,320
Customer accommodation trading and other derivatives [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	7,976,534	7,947,941
Fair value derivative assets, gross	20,286	32,510
Fair value of derivative liabilities, gross	17,435	25,169
Customer accommodation trading and other derivatives [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	76,642	65,790
Fair value derivative assets, gross	5,965	2,036
Fair value of derivative liabilities, gross	2,417	1,543
Customer accommodation trading and other derivatives [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	321,863	280,195
Fair value derivative assets, gross	16,278	17,522
Fair value of derivative liabilities, gross	17,827	21,516
Customer accommodation trading and other derivatives [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	560,049	412,879
Fair value derivative assets, gross	5,912	6,891
Fair value of derivative liabilities, gross	5,915	6,034
Customer accommodation trading and other derivatives [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	38,318	34,329
Fair value derivative assets, gross	39	64
Fair value of derivative liabilities, gross	$ 43	$ 58